As filed with the Securities and Exchange Commission on August 14, 2015
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 378	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 381	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606

(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON SEPTEMBER 11, 2015 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 328 to its Registration Statement until September 11, 2015. Parts A, B and C of Registrant's Post-Effective Amendment No. 328 under the Securities Act of 1933 and Amendment No. 331 under the Investment Company Act of 1940, filed on September 16, 2014, are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 14th day of August, 2015.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	August 14, 2015
Randall C. Barnes
*	Trustee	August 14, 2015
Roman Friedrich III
*	Trustee	August 14, 2015
Robert B. Karn III
*	Trustee	August 14, 2015
Ronald A. Nyberg
*	Trustee	August 14, 2015
Ronald E. Toupin, Jr.
*	Trustee	August 14, 2015
Donald A. Chubb, Jr.
*	Trustee	August 14, 2015
Jerry B. Farley
*	Trustee	August 14, 2015
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	August 14, 2015
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	August 14, 2015
John L. Sullivan

/s/ Mark E. Mathiasen		August 14, 2015
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney